Equity - Deferred share units (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at (in shares)	747,213	865,344
Granted (in shares)	64,165	179,469
Exercised (in shares)	0	(297,600)
Balance at (in shares)	811,378	747,213